Financial Instruments and Derivatives (Details 1) (HKD) In Thousands, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Financial Instruments And Derivatives [Line Items]
Selling, general and administrative expenses	66,330	56,498	152,912	166,969	94,743	81,557
Interest Rate Swap [Member]
Financial Instruments And Derivatives [Line Items]
Selling, general and administrative expenses	271		0	42		215
Description Of Types Of Hedging Instruments Used			Changes in fair value of derivatives included in administrative expenses